Results for the year - Income taxes and deferred income taxes - Computation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.90%)	(1.10%)	(1.50%)
Non-taxable income less non-tax-deductible expenses (net)	(0.70%)	(0.50%)	(0.30%)
Other adjustments (net)	(0.30%)	(0.80%)	(1.00%)
Effective tax rate	20.10%	19.60%	19.20%